Balances and Transactions with Related Parties and Affiliated Companies	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Balances and Transactions with Related Parties and Affiliated Companies	Balances and Transactions with Related Parties and Affiliated Companies
The consolidated statements of financial position and consolidated income statements include the following balances and transactions with related parties and affiliated companies:

	December 31, 2025		December 31, 2024
Balances
Due from The Coca-Cola Company (see Note 7) (1) (5)	Ps.	1,219	Ps.	491
Balance with BBVA Bancomer, S.A. de C.V. (6)		—		3,576
Balance with Grupo Scotiabank Inverlat, S.A. (2)		7,508		2,209
Other receivables (1)		68		76
Due to The Coca-Cola Company (4) (5)	Ps.	835	Ps.	784
Due to BBVA Bancomer, S.A. de C.V. (3)		—		1,566
Due to Grupo Financiero Scotiabank Inverlat, S.A. (4)		25		30
Other payables (4)		1,432		1,225

(1)Presented within trade receivables.
(2)Presented within cash and cash equivalents.
(3)Recorded within bank loans and notes payable.
(4)Recorded within trade payables.
(5)Non-controlling interest.
(6)As of 2025, BBVA Bancomer is no longer considered a related party as there are no longer members of the board of directors in FEMSA that participate in the board of directors of this Entity.
Balances due from related parties are considered to be recoverable. Accordingly, for the years ended December 31, 2025, 2024 and 2023, there was no expense resulting from uncollectible balances due from related parties.

Transactions	2025		2024		2023
Income:
Logistic services to Jugos del Valle (1)	Ps.	—	Ps.	566	Ps.	601
Interest revenues from BBVA Bancomer, S.A. de C.V. (5)		—		2,732		3,346
Interest revenues from Grupo Financiero Scotiabank Inverlat, S.A. (3)		362		454		413
Other revenues from related parties		1,996		273		1,671
Expenses:
Purchase of concentrate from The Coca-Cola Company (2)	Ps.	51,740	Ps.	54,502	Ps.	46,461
Purchase of baked goods and snacks from Grupo Bimbo, S.A.B. de C.V. (3)		7,418		7,249		7,264
Advertisement expense paid to The Coca-Cola Company (2) (4)		980		948		869
Purchase of juices from Jugos del Valle, S.A.P.I. de C.V. (1)		9,964		7,080		5,301
Purchase of sugar from Promotora Industrial Azucarera, S.A. de C.V. (1)		2,198		2,718		2,841
Interest expense and fees paid to BBVA Bancomer, S.A. de C.V. (5)		—		206		215
Purchase of sugar from Beta San Miguel (1)		286		722		917
Purchases of inventories from Fountain Agua Mineral Ltda (1)		2,730		1,143		638
Purchase of canned products from IEQSA (1)		1,011		989		843
Purchases from Sigma Alimentos (3)		2,590		2,373		2,466
Purchase of inventories from Leao Alimentos e Bebidas, L.T.D.A. (1)		—		112		181
Advertising paid to Grupo Televisa, S.A.B. (3)		—		—		196
Donations to Fundación FEMSA (3)		335		344		309
Donations to Difusión y Fomento Cultural, A.C.		132		125		123
Donations to ITESM (3)		210		241		237
Purchases of resine to IMER (1)		401		356		458
Other expenses with related parties		28		88		225

(1)Associates.
(2)Non-controlling interest.
(3)Members of the board of directors in FEMSA participate in the board of directors of this entity, management believes that due to this fact and the level of transactions with the entity, the disclosure provides relevant information to users.
(4)Net of the contributions from The Coca-Cola Company of Ps. 2,721, Ps. 2,012 and Ps. 2,450, for the years ended in 2025, 2024 and 2023, respectively.
(5)As of 2025, BBVA Bancomer is no longer considered a related party as there are no longer members of the board of directors in FEMSA that participate in the board of directors of this entity.

The Company's aggregate compensation paid to executive officers and senior management were as follows:

	2025		2024		2023
Short-term employee benefits paid	Ps.	3,597	Ps.	1,914	Ps.	3,742
Postemployment benefits		68		71		54
Termination benefits		156		117		935
Share-based payments (Note 18.2)		1,100		947		943